Note 11 - Investment in Joint Venture and Other Investment (Tables)	3 Months Ended
Mar. 31, 2017
Notes Tables
Investment Income [Table Text Block]
In USD	Other Investment
Balance, December 31, 2016	4,000,000
Balance, March 31 ,2017	4,000,000